Right-of-Use Assets, Net - Schedule of Lease-Related Assets and Liabilities Recorded on Consolidated Balance Sheet (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Assets
Finance lease right-of-use assets, net	$ 76,906	$ 98,889	$ 119,969	$ 736,472
Operating lease right-of-use assets, net	354,341	455,627	100,782	265,368
Right-of-use assets, net	431,247	554,516	220,751	1,001,840
Current
Finance lease liabilities	11,431	14,699	46,305	119,362
Operating lease liabilities	282,132	362,778	95,645	229,633
Lease liabilities current	293,563	377,477	141,950	348,995
Non-current
Finance lease liabilities			12,493	58,954
Operating lease liabilities	72,209	92,849	5,137	35,759
Lease liabilities non-current	72,209	92,849	17,630	94,713
Lease liabilities	$ 365,772	$ 470,326	$ 159,580	$ 443,708